SEGMENT INFORMATION (Revenue by Geographical Region) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 22,876	$ 15,240	$ 14,110	$ 11,830	$ 32,620	$ 12,776	$ 8,510	$ 8,727	$ 64,056	$ 62,633	$ 50,536
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									44,379	39,857	50,051
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									19,148	22,238
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									$ 529	$ 538	$ 485